Condensed Consolidated Statements of Changes In Partners' Capital (Unaudited) - USD ($) $ in Thousands	Total	Healthcare Trust of America Holdings, LP (HTALP)	Healthcare Trust of America Holdings, LP (HTALP) General Partners’ Capital	Healthcare Trust of America Holdings, LP (HTALP) Limited Partners’ Capital
Balance as of beginning of period (in units) at Dec. 31, 2014			125,087,000	2,155,000
Balance as of beginning of period at Dec. 31, 2014		$ 1,476,421	$ 1,447,409	$ 29,012
Increase (Decrease) in Partners' Capital [Roll Forward]
Share-based award transactions, net (in units)			155,000	(225,000)
Share-based award transactions, net		3,104	$ 3,104
Redemption and cancellation of general partner units (in units)			(48,000)
Redemption and cancellation of general partner units		(1,298)	$ (1,298)
Distributions declared		(73,718)	(72,595)	$ (1,123)
Net income	$ 16,096	16,373	$ 16,096	$ 277
Balance as of end of period (in units) at Jun. 30, 2015			125,194,000	1,930,000
Balance as of end of period at Jun. 30, 2015		1,420,882	$ 1,392,716	$ 28,166
Balance as of beginning of period (in units) at Dec. 31, 2015			127,027,000	1,930,000
Balance as of beginning of period at Dec. 31, 2015		1,406,958	$ 1,379,694	$ 27,264
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of general partner units (in units)			10,399,000
Issuance of general partner units, net		291,685	$ 291,685
Issuance of limited partner units in connection with an acquisition (in units)				2,620,000
Issuance of limited partner units in connection with an acquisition		70,754		$ 70,754
Share-based award transactions, net (in units)			203,000
Share-based award transactions, net		3,033	$ 3,033
Redemption and cancellation of general partner units (in units)			(83,000)
Redemption and cancellation of general partner units		(2,287)	$ (2,287)
Redemption of limited partner units and other (in units)			207,000	(207,000)
Redemption of limited partner units and other		(458)	$ 4,140	$ (4,598)
Distributions declared		(81,008)	(79,170)	(1,838)
Net income	$ 22,934	23,525	$ 22,934	$ 591
Balance as of end of period (in units) at Jun. 30, 2016			137,753,000	4,343,000
Balance as of end of period at Jun. 30, 2016		$ 1,712,202	$ 1,620,029	$ 92,173